[ING FUNDS LOGO]


August 3, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   ING SERIES FUND, INC. (THE "COMPANY")
      (FILE NOS. 033-41694; 811-6352)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 69 to the Company that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 69 to the Company's Registration Statement on Form N-1A.

      No fees are required for this filing. If you have any questions, please do not hesitate to contact me at 480-477-2659.

                                    Regards,

                                    /s/Theresa K. Kelety

                                    -----------------------
                                    Theresa K. Kelety
                                    Counsel
                                    ING U.S. Legal Services


cc:  Philip H. Newman, P.C.
     Goodwin Procter LLP


7337 E. Doubletree Ranch Rd.       Tel: 480-477-3000        ING Investments, LLC
Scottsdale, AZ 85258-2034          Fax: 480-477-2700
                                   www.ingfunds.com